TAX CREDITS	12 Months Ended
Dec. 31, 2020
TAX CREDITS
TAX CREDITS

NOTE 7 — TAX CREDITS

	2020	2019
Current
ICMS (state VAT)	297,926	279,483
Social security financing	632,927	104,704
Financing of social integration program	171,724	26,198
IPI (federal VAT)	38,174	26,173
IVA (value-added tax)	24,500	41,958
Others	36,061	25,786
	1,201,312	504,302

Non-current
ICMS (state VAT)	64,163	51,615
Social security financing	441,111	331,435
Financing of social integration program and Others	158,771	82,499
	664,045	465,549
	1,865,357	969,851

The estimates of realization of non-current tax credits are as follows:

	2020	2019
2021	-	190,773
2022	584,145	106,271
2023	22,433	83,371
2024	8,054	65,000
2025 on	49,413	20,134
	664,045	465,549